Offerings	Nov. 21, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
(4)	An indeterminate number of shares of common stock may be issued from time to time upon exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.
(5)
Debt securities may be issued by us and/or Blackstone Reg Finance Co. L.L.C. in the Registration Statement on Form
S-3ASR
to which this exhibit relates and may be issued without guarantees or may be guaranteed by us or one or more of the registrants (other than Blackstone Reg Finance Co. L.L.C.) under “Table of Additional Registrants.”

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(5)
Debt securities may be issued by us and/or Blackstone Reg Finance Co. L.L.C. in the Registration Statement on Form
S-3ASR
to which this exhibit relates and may be issued without guarantees or may be guaranteed by us or one or more of the registrants (other than Blackstone Reg Finance Co. L.L.C.) under “Table of Additional Registrants.”

(6)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(3)	Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities.